UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

/s/  Lloyd Blumberg            New York, New York              May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $229,267
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name

1                 28-13041                           H Partners, LP



                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2    COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE                     VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE      SHARED  NONE
AMERICAN COMMERCIAL LINES     COM NEW     025195207          1          365  SH         DEFINED     1               365
ASPENBIO PHARMA INC           COM         045346103      1,253      750,000  SH         DEFINED     1           750,000
BALLY TECHNOLOGIES INC        COM         05874B107      7,906      429,204  SH         DEFINED     1           429,204
BAUER EDDIE HLDGS INC         COM         071625107        860    2,000,000  SH         DEFINED     1         2,000,000
BOYD GAMING CORP              COM         103304101     10,883    2,917,728  SH         DEFINED     1         2,917,728
BSQUARE CORP                  COM NEW     11776U300      1,517      892,537  SH         DEFINED     1           892,537
ECHOSTAR CORP                 CL A        278768106      1,636      110,322  SH         DEFINED     1           110,322
FBR CAPITAL MARKETS CORP      COM         30247C301      3,676    1,117,383  SH         DEFINED     1         1,117,383
FOSTER WHEELER AG             COM         H27178104     12,229      700,000  SH         DEFINED     1           700,000
GRACE W R & CO DEL NEW        COM         38388F108      7,584    1,200,000  SH         DEFINED     1         1,200,000
IMMERSION CORP                COM         452521107      4,395    1,500,000  SH         DEFINED     1         1,500,000
KEY ENERGY SVCS INC           COM         492914106      8,640    3,000,000  SH         DEFINED     1         3,000,000
LEAP WIRELESS INTL INC        COM NEW     521863308     80,201    2,300,000  SH         DEFINED     1         2,300,000
METROPCS COMMUNICATIONS INC   COM         591708102     24,773    1,450,400  SH         DEFINED     1         1,450,400
OWENS ILL INC                 COM NEW     690768403     20,216    1,400,000  SH         DEFINED     1         1,400,000
SOLUTIA INC                   COM NEW     834376501      2,543    1,360,000  SH         DEFINED     1         1,360,000
SPRINT NEXTEL CORP            COM SER 1   852061100     39,270   11,000,000  SH         DEFINED     1        11,000,000
TRICO MARINE SERVICES INC     COM NEW     896106200      1,684      802,000  SH         DEFINED     1           802,000






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